Reconciliation of Fair Value Measurements that Use Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent payments, Fair value as of beginning of period	$ 291
Contingent payments, Additions	142
Contingent payments, purchases		$ 269
Contingent payments, Payments	(12)
Contingent payments, Net losses recognized in earnings	124	18
Contingent payments, Currency translation adjustments	(27)	4
Contingent payments, Conversion to a publicly traded equity security		0
Contingent payments, Fair value as of end of period	518	291
Preferred stock, Fair value as of beginning of period		51
Preferred stock, Additions	0	0
Preferred stock, Payments	0
Preferred stock, Net losses recognized in earnings	0	0
Preferred stock, Currency translation adjustments	$ 0	0
Preferred stock, Conversion to a publicly traded equity security		$ (51)